Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Equity method	$ 616	$ 638
Cost method	10	7
Total	$ 626	$ 645